LEASES AND RIGHT OF USE ASSETS (Tables)	12 Months Ended
Dec. 31, 2025
Leases And Right Of Use Assets
SCHEDULE OF RIGHT OF USE ASSETS

The Company records right of use assets for its corporate headquarters and compressors that are used for its field operations.

Right of Use Assets
Balance at January 1, 2024	$1,190
Additions	726
Amortization	(1,168)
Balance at December 31, 2024 (a)	$748
Additions	2,219
Amortization	(1,226)
Balance at December 31, 2025 (b)	$1,741

(a)	Includes machinery and equipment of $698 and buildings of $50.
(b)	Includes machinery and equipment of $1,722 and buildings of $19.